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August 28, 2019

Elena Stojic

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: Advisors Disciplined Trust 1682 (the “Fund”)
(File No. 333-210905)(CIK 1662283)

Ms. Stojc:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 5 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2016 and was amended on June 17, 2016 and July 25, 2016 in response to comments from the Commission. Marianne Dobelbower confirmed that the staff of the Commission had no further comments on the Registration Statement in a conversation with Matthew Wirig on September 15, 2016. On July 2, 2019 the Registration Statement was amended to change the Trust’s name and make several updates to simplify the Trust’s structure along with corresponding updates to disclosures. We received comments from the staff of the Commission in a call between Elena Stojic and Matthew Wirig on August 5, 2019 requesting that we make certain changes to the Registration Statement and addressed those comments in an August 9, 2019 amendment to the Regisration Statement.

The Sponsor has decided to use four types of options rather than five types of options in the Trust’s portfolio and this amendment is being filed to reflect this change along with edits to corresponding disclosures in the prospectus. As indicated in our August 9, 2019 filing, we will then follow with a draft preliminary prospectus with numerical information completed based on a hypothetical portfolio as a PDF attachment to a correspondence filing.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 26, 2019. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

Chapman and Cutler LLP

By /s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP